Transactions with related parties	12 Months Ended
Dec. 31, 2022
Transactions With Related Parties
Transactions with related parties

26.	Transactions with related parties

26.1.	Transportation and consulting services

In the course of its operations, the Company, by itself and through its subsidiaries, entered into agreements with the companies listed below, which are owned by the Company's main shareholders:

•	Expresso Caxiense S.A.: Provision of passenger transportation services in case of an interrupted flight, effective until March, 2023; and

•	Viação Piracicabana Ltda.: Provision of passenger, baggage, crew, and employee transportation services between airports, effective until September, 2026.

These contracts were concluded under market conditions, in line with those that prevail in transactions that the Company would contract with third parties. On December 31, 2022, the subsidiary GLA recognized a total expense related to these services of R$6,455 (R$4,712 on December 31, 2021). On the same date, the balance to pay to related companies, under “suppliers”, was of R$737 (R$3,397 on December 31, 2021).

26.2.	Contracts of UATP (“Universal Air Transportation Plan”) to grant credit limit

The subsidiary GLA entered into UATP account opening agreements with the related parties indicated below: Aller Participaçõ S.A.; BR Mobilidade Baixada Santista S.A. SPE; Breda Transportes e Serviços S.A.; Comporte Participaçõ S.A.; Empresa Cruz de Transportes Ltda.; Empresa de Ô á Marrom S.A.; Empresa Princesa do Norte S.A.; Expresso Itamarati S.A.; Expresso Maringá do Vale S.A.; Expresso União Ltda.; Glarus Serviços Tecnologia e Participaçõ S.A.; Limmat Participaçõ S.A.; Quality Bus Comércio de í S.A.; Super Quadra Empreendimentos Imobiliários S.A.; Thurgau Participaçõ S.A.; Transporte Coletivo Cidade Canção Ltda.; Turb Transporte Urbano S.A.; Vaud Participaçõ S.A.; and Viação Piracicabana Ltda.; all with no expiration date, whose purpose is to issue credits to purchase airline tickets issued by the Company. The UATP account (virtual card) is accepted as a payment means on the purchase of airfare and related services, seeking to simplify billing and make feasible payment between the participating companies.

These contracts were entered into under market conditions, in line with those prevailing in transactions that the Company would enter into with third parties. The companies indicated above are owned by the Company's main shareholders.

26.3.	Multimodal transport commercial partnership agreement

Company´ subsidiary GLA entered into a commercial partnership agreement with the companies União Transporte, Itamarati Express and Cruz Encomedas (together denominated, “Grupo Comporte”), Tex Transportes and Expresso Luxo, effective for 3 years, the purpose of which is to provide multimodal transport, including road freight transport by the Partners and air transport services provided by GLA. In order to achieve the Agreement, GLA signed a Contract for the provision of multimodal transport services with each of these companies. The parties will be remunerated for the value of the service related to the section operated by each party, through the issuance of the respective CTe, in accordance with the values established in the price tables practiced by each Party.

These contracts were entered into under market conditions, in line with those prevailing in transactions that the Company would enter into with third parties. The companies indicated above are owned by the Company's main shareholders.

26.4.	Commercial partnership agreement – Pagol

During the year ended December 31, 2022, the Company entered into two agreements with the related party Pagol Participaçõ Societárias Ltda (“Pagol”).

The first contract entered into a commercial agreement whereby the Company will disclose the financial products offered by Pagol to its customers, suppliers and employees, with the possibility of receiving a commission income, which will be negotiated between the parties according to the mix of products offered. This Agreement is valid for 10 years and its implementation depends on precedent conditions established in the contract.

Under the commercial agreement, during the year ended December 31, 2022, the Company entered into an agreement for the Intermediation of Credit Assignment Operations, which allows the Company's suppliers to prepay their receivables with Pagol. On December 31, 2022, the subsidiary GLA performed transactions related to these services in the amount of R$3,735 and there were no outstanding balances at the end of the year.

In November, 2022, the Company entered into an agreement to associate Pagol with the Smiles Program, for the acquisition and granting of redemption rights embodied in Smiles miles to its customers, as an incentive to acquire the products/services offered by Pagol. The amount will be paid by Pagol, monthly, corresponding to the miles acquired in the period. This Agreement is valid for 12 (twelve) months from its signature, and the period may be extended by mutual agreement between the Parties.

These contracts were entered into under market conditions, in line with those prevailing in transactions that the Company would enter into with third parties. The company indicated above is owned by Company's main shareholders.

26.5.	Commercial partnership agreement – Comporte

In December, 2022, the Company entered into an agreement with the related party Comporte Participaçõ S.A. (“Comporte”), the purpose of which is the advance sale of Smiles miles for Comporte to offer to its customers directly or indirectly.

The contract established the advance sale of Smiles miles in the amount of R$70,000 (seventy million reais), which were paid in December, 2022. This Agreement is valid for 12 (twelve) months from its signature or when the batch of Smiles Miles acquired runs out, whichever occurs first, the term may be extended by mutual agreement between the Parties. The balance received was recognized as advances from customers in current liabilities.

These contracts were entered into under market conditions, in line with those prevailing in transactions that the Company would enter into with third parties. The companies indicated above are owned by the Company's main shareholders.

26.6.	Commercial partnership agreement – American Airlines

In the year ended December 31, 2022, GOL and American Airlines formalized the agreement to expand their commercial cooperation, with an investment of R$948,320, paid in cash by American Airlines for 22,224,513 preferred shares of the Company. See note 1.4.

26.7.	Compensation of key management personnel

	2022	2021	2020
Salaries, bonus and benefits (*)	48,061	45,014	35,147
Payroll charges	12,760	11,981	13,454
Share-based compensation	19,106	21,798	15,509
Total	79,927	78,793	64,110
(*)	Includes compensation for members of the Management and audit committee.